Interests in Other Entities - Disclosure of Key Assumptions in VIU Calculation (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,635
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	£ 11,268	£ 11,268
Discount rate	16.70%	16.90%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	£ 337	£ 337
Discount rate	17.90%	16.70%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Other
Disclosure of subsidiaries [line items]
Carrying value	£ 30	£ 30